UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8411
                                   ---------------------------------------------

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
        (Address of principal executive offices)          (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (937) 426-7640
                                                    ----------------------------
Date of fiscal year end:     6/30
                         ----------------
Date of reporting period:    12/31/03
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The James Advantage Funds Semi-Annual Report

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

As we begin 2004, the year of yet another presidential election, optimism seems to abound in every corner of the U.S. equity markets. While election years have typically been good for investors, this year is heavy with additional risk: economic risk at home and international risk abroad. Investors will do well to employ time proven and market tested managers who understand risk.

THE MARKET OVER THE PAST SIX MONTHS

By the end of the Funds' 2003 fiscal year, June 30th, stock markets around the globe had already rallied sharply following the quick end to the formal war in Iraq. The second half of 2003 continued the powerful rally. The S&P 500 advanced more than 15% and the higher risk small cap index, the Russell 2000, moved up 24.92%. The NASDAQ, also higher risk, about matched the Russell 2000 with a 23.77% gain in the second half of 2003.

The strength in the markets followed the surprisingly strong GDP growth in the third quarter and signs of some improvement in the unemployment plight of the U.S. economy. The stock markets had begun to believe unemployment would continue to rise and the economy sputter, two unfounded concerns given the magnitude of the Bush tax cuts and rebates. The weakening dollar and liquidation of U.S. stocks by foreign investors was more than offset by renewed domestic interest in the stock market. The weak dollar, after all, was leading to sharply higher profits for many U.S. companies.

INVESTMENT GOALS AND OBJECTIVES

The James Advantage Funds family is designed to perform well throughout the business cycle. The Funds in the family have different goals and carry different levels of risk. We believe these Funds can also meet the changing needs and objectives of investors and allow them to change their risk tolerances when combined into a portfolio of funds. To this extent, portfolio management is a dynamic process which should reflect the investor's needs and goals. The flexibility to employ different funds at different times has been very helpful to investors over time.

The Small Cap Fund and the Large Cap Plus Fund carry higher levels of risk because they are always close to fully invested in stocks. The Large Cap Plus Fund is a non-diversified mutual fund, so it may hold overweight positions in some industries or sectors. The Small Cap Fund is diversified, but smaller capitalization companies generally are considered to be riskier investments than large companies. The Market Neutral Fund seeks to eliminate market risk altogether and seeks to profit on the market's miss-pricing of stocks. The Golden Rainbow Fund, with its heavy reliance on high quality bonds, seeks to provide income and, in declining markets, preservation of capital. These Fund goals do not change because the business environment changes, but each should perform well in its turn. We encourage investors to develop a portfolio of funds that meets their own risk tolerances and objectives.

INVESTMENT PHILOSOPHY

Our conservative philosophy dictates that we thoroughly research stocks to identify those that have strong earnings growth and the prospect for additional earnings growth, but whose stock prices have not fully reflected the good news. This is the basis for Value Investing; companies must have solid earnings to justify their share prices. When the economy emerges from a long period of recession or slow growth, earnings and the expectations for higher earnings will increase significantly. This change is not evenly distributed throughout the market, but is generally concentrated in some industries initially, then spreads out to other sectors.

A disciplined approach to bond and stock selection helps to identify where companies are in their cycle. Those companies that have been on the brink of bankruptcy will have sharp moves up in price early in a recovery, but will falter later if earnings do not become positive and continue to grow. Some smaller companies will just be hitting their stride, achieving economies of scale and attracting more attention, even after significant rallies in their stocks.

James' conservative investment philosophy, based on research, has been the key to differentiate between those with long term prospects and those in the midst of a brief relief rally.

STRATEGY FOR MEETING FUND OBJECTIVES

James is known as a manager in search of value. That means the Adviser seeks out stocks that have relatively low valuations as measured by various statistical ratios such as Price to Book and Price Earnings. James' valuation models consider close to 200 factors. Their weightings are revalidated every other year to make sure they continue to have strong forecasting traits.

James adds new indicators to its models after a thorough testing process validates their usefulness. Conversely, if an older indicator no longer is helpful in predicting stock price movements, it is removed from the model. In this manner, James keeps its process dynamic and contemporary.

Using this process, along with strong fundamental research, James will continue to identify stocks with strong and verifiable value characteristics. Combined with economic research in a top-down approach, we have a process designed to select the strongest candidates in a universe of over 8000 stocks.

FUND PERFORMANCE

The James Advantage Funds had a very good year in 2003. Over that twelve month period the Funds' flagship balanced fund, the Golden Rainbow, advanced by 18.21%. It also distributed regular quarterly dividends, meeting its income objective. Its benchmark is a blend comprised of 25% Russell 2000, 25% S&P 500 and 50% Lehman Brothers Intermediate Government/Credit bond Index, which rose 20.56% over the period.

The James Large Cap Plus and the James Small Cap also had very strong performances. The Large Cap Plus returned 26.66% for the year while the Small Cap posted a total return of 53.64%. The S&P 500, the benchmark index for the Large Cap Plus advanced 28.69% for the calendar year while the Russell 2000, the Small Cap benchmark, rose 47.25%. The James Market Neutral rose 3.23% in 2004, outperforming the risk-free rate of the 90 day Treasury Bill, which rose by 1.15%

EXPECTATIONS FOR THE FUTURE

Every Autumn the Adviser to the Funds, James Investment Research, Inc., prepares an in-depth analysis of the U.S. economy and forecasts trends and opportunities for the coming year. The annual economic outlook is made available to shareholders of the James Advantage Funds in January. This year the Adviser is forecasting continued strength in the stock markets in the first half of the year, but rising concerns for stocks as valuations become steamy as the U.S. presidential election draws nearer.

Bond prices, which were under pressure in the second half of 2003, will remain volatile as economic growth is balanced against stubbornly high levels of unemployment. This volatility will provide opportunities to enhance returns in the bond markets.

Our strategy, then, is to use the expected market volatility for both stocks and bonds, looking for shorter term advances and declines. Active management, not a buy and hold mentality, is likely to be the best strategy in 2004.

/s/ Thomas L. Mangan

Thomas L. Mangan
Chief Financial Officer

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
=============================================================================================================
                                                  THE GOLDEN      THE JAMES       THE JAMES       THE JAMES
                                                    RAINBOW       SMALL CAP     MARKET NEUTRAL    LARGE CAP
                                                     FUND           FUND            FUND          PLUS FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At cost ....................................   $ 60,858,926    $  7,631,403    $  7,147,197    $  5,170,408
                                                 ============    ============    ============    ============
  At value ...................................   $ 76,980,552    $ 11,533,664    $  9,856,706    $  6,259,611
Segregated cash with brokers .................             --              --       6,860,933              --
Cash .........................................             68              --              --              --
Receivable for capital shares sold ...........        265,498          98,797              --              --
Receivable for securities sold ...............        418,543              --              --              --
Dividends and interest receivable ............        575,881          29,185           3,955          11,677
Other assets .................................          8,304              --              --              --
                                                 ------------    ------------    ------------    ------------
    TOTAL ASSETS .............................     78,248,846      11,661,646      16,721,594       6,271,288
                                                 ------------    ------------    ------------    ------------
LIABILITIES
Securities sold short (proceeds $5,032,354) ..             --              --       6,023,217              --
Payable for capital shares redeemed ..........         11,518              --          65,839              --
Payable for securities purchased .............        379,900              --              --              --
Dividends payable on securities sold short ...             --              --           5,096              --
Accrued expenses:
  Management fees ............................         47,987          10,520          13,115           4,916
  12b-1 distribution and service fees ........         36,835           4,989           4,228           2,319
  Trustees' fees .............................          2,894              --              --              --
  Other ......................................         22,872              --              --              --
                                                 ------------    ------------    ------------    ------------
    TOTAL LIABILITIES ........................        502,006          15,509       6,111,495           7,235
                                                 ------------    ------------    ------------    ------------

NET ASSETS ...................................   $ 77,746,840    $ 11,646,137    $ 10,610,099    $  6,264,053
                                                 ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................   $ 63,840,559    $  7,902,844    $ 10,266,162    $  9,064,032
Accumulated net investment income (loss) .....           (189)             14         (76,698)              2
Accumulated net realized losses from
   security transactions .....................     (2,215,156)       (158,982)     (1,298,011)     (3,889,184)

Net unrealized appreciation on investments ...     16,121,626       3,902,261       1,718,646       1,089,203
                                                 ------------    ------------    ------------    ------------
NET ASSETS ...................................   $ 77,746,840    $ 11,646,137    $ 10,610,099    $  6,264,053
                                                 ------------    ------------    ------------    ------------

Shares of beneficial interest
  outstanding (unlimited number
  of shares authorized, no par value) ........      5,203,674         702,229       1,005,740         895,448
                                                 ============    ============    ============    ============
Net asset value and redemption price per share   $      14.94    $      16.58    $      10.55    $       7.00
                                                 ============    ============    ============    ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
=================================================================================================================
                                                        THE GOLDEN      THE JAMES      THE JAMES      THE JAMES
                                                          RAINBOW       SMALL CAP        MARKET       LARGE CAP
                                                           FUND           FUND        NEUTRAL FUND    PLUS FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (Net of witholding
     taxes of $495, $221, $0, 119) .................    $   291,342    $   118,484    $    15,823     $    56,722
  Interest .........................................        840,091            805         37,667             303
                                                        -----------    -----------    -----------     -----------
    TOTAL INVESTMENT INCOME ........................      1,131,433        119,289         53,490          57,025
                                                        -----------    -----------    -----------     -----------

EXPENSES
  Management fees ..................................        270,347         60,451         77,778          31,831
  12b-1 distribution and service fees - Class A ....         88,255         12,920         12,048           6,894
  Administration fees ..............................         27,718             --             --              --
  Accounting services fees .........................         15,000             --             --              --
  Professional fees ................................         18,424             --             --              --
  Dividend expense on securities sold short ........             --             --         36,216              --
  Shareholder report printing and mailing ..........          7,693             --             --              --
  Trustees' fees ...................................          3,648          4,147          4,146           4,138
  Transfer agent fees ..............................         11,184             --             --              --
  Custodian fees and expenses ......................         10,191             --             --              --
  Postage and supplies .............................          9,648             --             --              --
  Other expenses ...................................          7,211             --             --              --
                                                        -----------    -----------    -----------     -----------
Total expenses .....................................        469,319         77,518        130,188          42,863
                                                        -----------    -----------    -----------     -----------

NET INVESTMENT INCOME (LOSS) .......................        662,114         41,771        (76,698)         14,162
                                                        -----------    -----------    -----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses)
     from security transactions ....................        808,861        360,981        147,822        (142,317)
  Net realized losses on closed short positions ....             --             --       (613,275)             --
  Net change in unrealized appreciation/depreciation
     on investments ................................      5,422,765      1,827,190      1,087,509         868,601
                                                        -----------    -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS ...................................      6,231,626      2,188,171        622,056         726,284
                                                        -----------    -----------    -----------     -----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..................................    $ 6,893,740    $ 2,229,942    $   545,358     $   740,446
                                                        ===========    ===========    ===========     ===========

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                       SIX MONTHS         YEAR
                                                                          ENDED           ENDED
                                                                      DEC. 31, 2003     JUNE 30,
                                                                       (UNAUDITED)        2003
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ...........................................   $    662,114    $  1,316,891
  Net realized gains (losses) on investments ......................        808,861      (2,920,426)
  Net change in unrealized appreciation/depreciation on investments      5,422,765       4,537,781
                                                                      ------------    ------------
  Net increase in net assets from operations ......................      6,893,740       2,934,246
                                                                      ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ............................       (662,306)     (1,318,738)
  Distributions from net realized gains ...........................             --      (1,688,540)
                                                                      ------------    ------------
Decrease in net assets from distributions to shareholders .........       (662,306)     (3,007,278)
                                                                      ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................      5,010,586       8,479,683
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ..............................        640,412       2,905,464
Payments for shares redeemed ......................................     (3,304,899)     (7,598,504)
                                                                      ------------    ------------

Net increase in net assets from capital share transactions ........      2,346,099       3,786,643
                                                                      ------------    ------------

TOTAL INCREASE IN NET ASSETS ......................................      8,577,533       3,713,611

NET ASSETS
  Beginning of period .............................................     69,169,307      65,455,696
                                                                      ------------    ------------
  End of period ...................................................   $ 77,746,840    $ 69,169,307
                                                                      ============    ============

ACCUMULATED NET INVESTMENT INCOME (LOSS) ..........................   $       (189)   $          3
                                                                      ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .....................................................        350,014         653,294
  Shares issued in reinvestment of distributions to shareholders ..         43,898         224,183
  Shares redeemed .................................................       (232,428)       (579,564)
                                                                      ------------    ------------
  Net increase in shares outstanding ..............................        161,484         297,913
  Shares outstanding, beginning of period .........................      5,042,190       4,744,277
                                                                      ------------    ------------
  Shares outstanding, end of period ...............................      5,203,674       5,042,190
                                                                      ============    ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                        SIX MONTHS          YEAR
                                                                          ENDED            ENDED
                                                                       DEC. 31, 2003      JUNE 30,
                                                                       (UNAUDITED)          2003
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ...........................................    $     41,771     $     68,706
  Net realized gains (losses) on investments ......................         360,981          (25,738)
  Net change in unrealized appreciation/depreciation on investments       1,827,190          931,501
                                                                       ------------     ------------
  Net increase in net assets from operations ......................       2,229,942          974,469
                                                                       ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ............................         (41,757)         (68,743)
                                                                       ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................         840,912        2,006,620
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ..............................          39,152           63,922
  Payments for shares redeemed ....................................        (620,791)      (1,659,716)
                                                                       ------------     ------------
Net increase in net assets from capital share transactions ........         259,273          410,826
                                                                       ------------     ------------

TOTAL INCREASE IN NET ASSETS ......................................       2,447,458        1,316,552

NET ASSETS
  Beginning of period .............................................       9,198,679        7,882,127
                                                                       ------------     ------------
  End of period ...................................................    $ 11,646,137     $  9,198,679
                                                                       ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ...............................    $         14     $         --
                                                                       ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .....................................................          55,998          182,251
  Shares issued in reinvestment of distributions to shareholders ..           2,470            5,700
  Shares redeemed .................................................         (41,379)        (155,571)
                                                                       ------------     ------------
  Net increase in shares outstanding ..............................          17,089           32,380
  Shares outstanding, beginning of period .........................         685,140          652,760
                                                                       ------------     ------------
  Shares outstanding, end of period ...............................         702,229          685,140
                                                                       ============     ============

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                        SIX MONTHS           YEAR
                                                                          ENDED             ENDED
                                                                       DEC. 31, 2003       JUNE 30,
                                                                        (UNAUDITED)          2003
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss .............................................    $    (76,698)    $    (88,589)
  Net realized gains (losses) from:
    Security transactions .........................................         147,822         (717,104)
    Closed short positions ........................................        (613,275)         201,693
  Net change in unrealized appreciation/depreciation on investments       1,087,509         (206,204)
                                                                       ------------     ------------
Net increase (decrease) in net assets from operations .............         545,358         (810,204)
                                                                       ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................       1,568,863        4,546,230
  Payments for shares redeemed ....................................        (722,917)      (3,193,658)
                                                                       ------------     ------------
Net increase in net assets from capital share transactions ........         845,946        1,352,572
                                                                       ------------     ------------

TOTAL INCREASE IN NET ASSETS ......................................       1,391,304          542,368

NET ASSETS
  Beginning of period .............................................       9,218,795        8,676,427
                                                                       ------------     ------------
  End of period ...................................................    $ 10,610,099     $  9,218,795
                                                                       ============     ============

ACCUMULATED NET INVESTMENT LOSS ...................................    $    (76,698)    $         --
                                                                       ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
    Shares sold ...................................................         151,955          428,221
    Shares redeemed ...............................................         (70,885)        (307,370)
                                                                       ------------     ------------
    Net increase in shares outstanding ............................          81,070          120,851
    Shares outstanding, beginning of period .......................         924,670          803,819
                                                                       ------------     ------------
    Shares outstanding, end of period .............................       1,005,740          924,670
                                                                       ============     ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                       SIX MONTHS        YEAR
                                                                          ENDED          ENDED
                                                                      DEC. 31, 2003     JUNE 30,
                                                                       (UNAUDITED)        2003
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ...........................................    $    14,162     $    27,725
  Net realized losses on investments ..............................       (142,317)       (342,249)
  Net change in unrealized appreciation/depreciation on investments        868,601          95,974
                                                                       -----------     -----------
  Net increase (decrease) in net assets from operations ...........        740,446        (218,550)
                                                                       -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ............................        (14,163)        (27,940)
                                                                       -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................        447,954       3,279,263
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ..............................         13,379          26,209
  Payments for shares redeemed ....................................       (303,008)     (1,467,853)
                                                                       -----------     -----------
Net increase in net assets from capital share transactions ........        158,325       1,837,619
                                                                       -----------     -----------

TOTAL INCREASE IN NET ASSETS ......................................        884,608       1,591,129

NET ASSETS
  Beginning of period .............................................      5,379,445       3,788,316
                                                                       -----------     -----------
  End of period ...................................................    $ 6,264,053     $ 5,379,445
                                                                       ===========     ===========

UNDISTRIBUTED NET INVESTMENT INCOME ...............................    $         2     $         3
                                                                       ===========     ===========

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold .....................................................         68,612         557,216
  Shares issued in reinvestment of distributions to shareholders ..          2,003           4,490
  Shares redeemed .................................................        (46,192)       (262,786)
                                                                       -----------     -----------
  Net increase in shares outstanding ..............................         24,423         298,920
  Shares outstanding, beginning of period .........................        871,025         572,105
                                                                       -----------     -----------
  Shares outstanding, end of period ...............................        895,448         871,025
                                                                       ===========     ===========

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                              SIX MONTHS
                                                 ENDED                                  YEAR ENDED JUNE 30,
                                             DEC. 31, 2003       ----------------------------------------------------------------
                                              (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $  13.72         $  13.80      $  14.34      $  16.54      $  17.28      $  18.96
                                                --------         --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ....................        0.13             0.27          0.40          0.40          0.50          0.49
  Net realized and unrealized
    gains (losses) on investments ..........        1.22             0.28          0.33         (0.08)         0.31          0.91
                                                --------         --------      --------      --------      --------      --------
Total from investment operations ...........        1.35             0.55          0.73          0.32          0.81          1.40
                                                --------         --------      --------      --------      --------      --------

Less distributions:
  From net investment income ...............       (0.13)           (0.27)        (0.40)        (0.40)        (0.50)        (0.49)
  From net realized gains on investments ...          --            (0.36)        (0.87)        (2.12)        (1.05)        (2.59)
                                                --------         --------      --------      --------      --------      --------
Total distributions ........................       (0.13)           (0.63)        (1.27)        (2.52)        (1.55)        (3.08)
                                                --------         --------      --------      --------      --------      --------

Net asset value at end of period ...........    $  14.94         $  13.72      $  13.80      $  14.34      $  16.54      $  17.28
                                                ========         ========      ========      ========      ========      ========
Total return ...............................       9.86%(A)         4.34%         5.37%         2.33%         4.98%         7.97%
                                                ========         ========      ========      ========      ========      ========

Net assets at end of period (000's) ........    $ 77,747         $ 69,169      $ 65,456      $ 65,902      $ 82,754      $107,802
                                                ========         ========      ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets:
  Before expense reimbursements
    and waived fees ........................       1.28%(B)         1.32%         1.24%         1.25%         1.22%         1.19%
  After expense reimbursements
    and waived fees ........................       1.28%(B)         1.32%         1.24%         1.25%         1.07%         1.00%
Ratio of net investment income to
  average net assets .......................       1.81%(B)         2.08%         2.84%         2.61%         2.86%         2.71%

Portfolio turnover rate ....................         26%(B)           61%           54%           57%           82%           38%

(A)   Not annualized.
(B)   Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS         YEAR         YEAR           YEAR         YEAR       PERIOD
                                           ENDED DEC. 31,      ENDED        ENDED          ENDED        ENDED        ENDED
                                               2003           JUNE 30,     JUNE 30,       JUNE 30,     JUNE 30,     JUNE 30,
                                            (UNAUDITED)         2003         2002           2001         2000        1999(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $ 13.43         $ 12.08      $ 11.03        $ 10.61      $ 11.87      $ 10.00
                                               -------         -------      -------        -------      -------      -------
Income (loss) from investment operations:
  Net investment income (loss) ............       0.06            0.10         0.00(B)       (0.04)       (0.05)       (0.00)(B)
  Net realized and unrealized gains
   (losses) on investments ................       3.15            1.35         1.06           0.46        (1.21)        1.87
                                               -------         -------      -------        -------      -------      -------
Total from investment operations ..........       3.21            1.45         1.06           0.42        (1.26)        1.87
                                               -------         -------      -------        -------      -------      -------

Less distributions:
  From net investment income ..............      (0.06)          (0.10)       (0.01)            --           --           --
                                               -------         -------      -------        -------      -------      -------

Net asset value at end of period ..........    $ 16.58         $ 13.43      $ 12.08        $ 11.03      $ 10.61      $ 11.87
                                               =======         =======      =======        =======      =======      =======
Total return ..............................     23.92%(C)       12.20%        9.65%          3.96%      (10.61%)      18.74%(C)
                                               =======         =======      =======        =======      =======      =======

Net assets at end of period (000's) .......    $11,646         $ 9,199      $ 7,882        $ 7,066      $ 5,251      $ 6,564
                                               =======         =======      =======        =======      =======      =======

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets      1.50%(D)        1.50%        1.48%          1.50%        1.50%        1.49%(D)

Ratio of net investment income (loss) to
  average net assets ......................      0.81%(D)        0.90%        0.02%         (0.45%)      (0.48%)      (0.11%)(D)

Portfolio turnover rate ...................        41%(D)          52%          78%            75%         101%          42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)   Amount rounds to less than $0.005.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS         YEAR         YEAR         YEAR         YEAR        PERIOD
                                            ENDED DEC. 31,     ENDED        ENDED        ENDED        ENDED         ENDED
                                                2003          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,
                                             (UNAUDITED)        2003         2002         2001         2000        1999(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....    $  9.97         $ 10.79      $ 10.12      $  9.71      $  9.30      $ 10.00
                                               -------         -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income (loss) ............      (0.08)          (0.10)        0.02         0.24         0.23         0.13
  Net realized and unrealized gains
   (losses) on investments ................       0.66           (0.72)        0.69         0.41         0.41        (0.70)
                                               -------         -------      -------      -------      -------      -------
Total from investment operations ..........       0.58           (0.82)        0.71         0.65         0.64        (0.57)
                                               -------         -------      -------      -------      -------      -------

Less distributions:
  From net investment income ..............         --              --        (0.04)       (0.24)       (0.23)       (0.13)

Net asset value at end of period ..........    $ 10.55         $  9.97      $ 10.79      $ 10.12      $  9.71      $  9.30
                                               =======         =======      =======      =======      =======      =======

Total return ..............................      5.82%(B)       (7.60%)       7.06%        6.76%        7.02%       (5.74%)(B)
                                               =======         =======      =======      =======      =======      =======

Net assets at end of period (000's) .......    $10,610         $ 9,219      $ 8,676      $ 9,651      $ 6,684      $ 8,284
                                               =======         =======      =======      =======      =======      =======

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net
  assets, excluding dividends
    on securities sold short ..............      1.95%(C)        1.95%        1.95%        1.95%        1.95%        1.94%(C)

Ratio of dividend expense on
  securities sold short ...................      0.75%(C)        0.53%        0.28%        0.25%        0.53%        0.36%(C)
                                               -------         -------      -------      -------      -------      -------
Ratio of net expenses to average net assets      2.70%(C)        2.48%        2.23%        2.20%        2.48%        2.30%(C)
                                               -------         -------      -------      -------      -------      -------

Ratio of net investment income (loss) to
  average net assets ......................     (1.59%)(C)      (0.98%)       0.25%        2.47%        2.47%        2.31%(C)

Portfolio turnover rate(D) ................         0%(C)          86%         154%         104%          90%          54%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)   Not annualized.
(C)   Annualized.
(D) The portfolio turnover rate does not include short transactions that were held for less than one year which, if included, would have significantly increased the Fund's portfolio turnover rate.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS         YEAR         YEAR         YEAR        PERIOD
                                                            ENDED DEC. 31,     ENDED        ENDED        ENDED         ENDED
                                                                2003          JUNE 30,     JUNE 30,     JUNE 30       JUNE 30,
                                                             (UNAUDITED)        2003         2002         2001        2000(A)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $  6.18         $  6.62      $  7.65      $ 13.65      $ 10.00
                                                               -------         -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income (loss) ............................       0.02            0.03         0.01        (0.07)       (0.06)
  Net realized and unrealized
    gains (losses) on investments .........................       0.82           (0.44)       (1.03)       (5.93)        3.71
                                                               -------         -------      -------      -------      -------
Total from investment operations ..........................       0.84           (0.41)       (1.02)       (6.00)        3.65
                                                               -------         -------      -------      -------      -------

Less distributions:
  From net investment income ..............................      (0.02)          (0.03)       (0.01)          --           --
                                                               -------         -------      -------      -------      -------

Net asset value at end of period ..........................    $  7.00         $  6.18      $  6.62      $  7.65      $ 13.65
                                                               =======         =======      =======      =======      =======
Total return ..............................................     13.54%(B)       (6.14%)     (13.29%)     (43.96%)    36.50% (B)
                                                               =======         =======      =======      =======      =======
Net assets at end of period (000's) .......................    $ 6,264         $ 5,379      $ 3,788      $ 4,504      $ 6,279
                                                               =======         =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ...............      1.49%(C)        1.50%        1.50%        1.50%        1.49%(C)

Ratio of net investment income (loss) to average net assets      0.49%(C)        0.56%        0.20%       (0.67%)      (0.99%)(C)

Portfolio turnover rate ...................................        61%(C)          65%          87%         131%          95%(C)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 49.0%                                      VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 5.3%
    30,000   Barrick Gold Corporation ............................   $   681,300
    21,500   Cytec Industries, Inc.* .............................       825,385
    35,650   Methanex Corporation ................................       400,350
    42,000   Newmont Mining Corporation ..........................     2,041,620
    10,000   RPM International, Inc. .............................       164,600
                                                                     -----------
                                                                       4,113,255
                                                                     -----------
             CONSUMER, CYCLICAL - 7.6%
    16,000   AutoNation, Inc.* ...................................       293,920
    20,000   CBRL Group, Inc. ....................................       765,200
    36,000   Central Garden & Pet Company* .......................     1,009,080
    16,800   Columbia Sportswear Company* ........................       915,600
     9,000   General Motors Corporation ..........................       480,600
    20,000   Hartmarx Corporation* ...............................        83,400
    34,500   Jarden Corporation* .................................       943,230
     8,000   The Pantry, Inc.* ...................................       181,600
    16,000   The Toro Company ....................................       742,400
    13,000   Weis Markets, Inc. ..................................       471,900
                                                                     -----------
                                                                       5,886,930
                                                                     -----------
             CONSUMER, NON-CYCLICAL - 11.2%
    40,000   Coventry Health Care, Inc.* .........................     2,579,600
    18,000   DaVita, Inc.* .......................................       702,000
    10,000   Dynamex, Inc.* ......................................       120,000
    25,000   Flanders Corporation* ...............................       164,500
     5,000   John B. Sanfilippo & Son, Inc.* .....................       255,200
    12,000   Mine Safety Appliances Company ......................       954,120
    18,750   Mylan Laboratories, Inc. ............................       473,625
    15,000   Pharmaceutical Resources, Inc.* .....................       977,250
    37,234   PolyMedica Corporation ..............................       979,627
    12,000   Res-Care, Inc.* .....................................        97,200
    12,000   Sanderson Farms, Inc. ...............................       483,600
    35,300   Supervalu, Inc. .....................................     1,009,227
                                                                     -----------
                                                                       8,795,949
                                                                     -----------
             ENERGY - 4.1%
    11,000   Amerada Hess Corporation ............................       584,870
     8,400   Apache Corporation ..................................       681,240
     4,470   ChevronTexaco Corporation ...........................       386,163
    15,000   Devon Energy Corporation ............................       858,900
    15,000   EOG Resources, Inc. .................................       692,550
                                                                     -----------
                                                                       3,203,723
                                                                     -----------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 49.0%  (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIAL - 5.8%
     4,000   Bank of America Corporation .........................   $   321,720
     4,500   Bear Stearns Companies, Inc. ........................       359,775
    10,000   Health Care REIT, Inc. ..............................       360,000
    28,500   RenaissanceRe Holdings, Ltd. ........................     1,397,925
    37,500   Rent-A-Center, Inc.* ................................     1,120,500
    19,000   Stewart Information Services Corporation ............       770,450
     4,500   Washington Mutual, Inc. .............................       180,540
                                                                     -----------
                                                                       4,510,910
                                                                     -----------
             INDUSTRIAL - 5.3%
     8,000   Ball Corporation ....................................       476,560
    10,000   BorgWarner, Inc. ....................................       850,700
    15,000   Briggs & Stratton Corporation .......................     1,011,000
     5,000   Deere & Company .....................................       325,250
    14,000   Lennox International, Inc. ..........................       233,800
    27,000   Precision Castparts Corporation .....................     1,226,070
                                                                     -----------
                                                                       4,123,380
                                                                     -----------
             TECHNOLOGY - 3.5%
     6,000   Amgen, Inc.* ........................................       370,800
    40,000   Aviall, Inc.* .......................................       620,400
     4,000   Electronic Arts, Inc.* ..............................       191,120
     5,000   Hutchinson Technology, Inc.* ........................       153,700
    10,000   Moog, Inc. - Class A* ...............................       494,000
    30,000   Take-Two Interactive Software, Inc.* ................       864,300
                                                                     -----------
                                                                       2,694,320
                                                                     -----------
             UTILITIES - 4.9%
    18,500   Alliance Resource Partners, L.P. ....................       636,030
     5,000   ALLTEL Corporation ..................................       232,900
    48,000   Edison International* ...............................     1,052,640
    35,400   Energen Corporation .................................     1,452,462
    21,000   NiSource, Inc. ......................................       460,740
                                                                     -----------
                                                                       3,834,772
                                                                     -----------
             INTERNATIONAL EQUITY FUNDS - 1.3%
    10,000   Greater China Fund, Inc. ............................       191,200
    20,000   iShares MSCI Australia Index Fund ...................       267,200
    18,000   iShares MSCI Japan Index Fund* ......................       173,520
    20,000   iShares MSCI Malaysia Index Fund ....................       129,000
     8,000   iShares MSCI Spain Index Fund .......................       220,800
                                                                     -----------
                                                                         981,720
                                                                     -----------
             TOTAL COMMON STOCKS .................................   $38,144,959
                                                                     -----------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT & AGENCY BONDS - 44.4%                     VALUE
--------------------------------------------------------------------------------
$1,000,000   U.S. Treasury Notes, 2.125%, 10/31/04 ...............   $ 1,007,773
 6,500,000   U.S. Treasury Notes, 3.500%, 11/15/06 ...............     6,718,614
 6,000,000   U.S. Treasury Notes, 6.250%, 2/15/07 ................     6,688,128
 3,000,000   U.S. Treasury Notes, 6.625%, 5/15/07 ................     3,395,274
   500,000   U.S. Treasury Notes, 3.250%, 8/15/07 ................       510,020
 4,000,000   U.S. Treasury Notes, 6.000%, 8/15/09 ................     4,530,780
 1,000,000   U.S. Treasury Bonds, 10.000%, 5/15/10 ...............     1,113,203
 2,500,000   U.S. Treasury Bonds, 5.000%, 2/15/11 ................     2,684,863
 2,000,000   U.S. Treasury Bonds, 4.875%, 2/15/12 ................     2,118,124
 1,000,000   U.S. Treasury Bonds, 3.875%, 2/15/13 ................       978,906
 1,300,000   U.S. Treasury Bonds, 5.250%, 2/15/29 ................     1,311,476
 1,200,000   U.S. Treasury Bonds, 5.375%, 2/15/31 ................     1,251,422
 2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09 ...........     2,215,528
                                                                     -----------
             TOTAL U.S. GOVERNMENT & AGENCY BONDS ................   $34,524,111
                                                                     -----------

================================================================================
 PAR VALUE   CORPORATE BONDS - 3.9% ..............................      VALUE
--------------------------------------------------------------------------------
$  500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/11 .....   $   556,210
   500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07 ..........       568,995
   500,000   General Electric Capital
             Corporation, 7.875%, 12/1/06 ........................       572,471
   250,000   National Fuel Gas Company, 6.820%, 8/1/04 ...........       257,201
   500,000   Public Service Electric & Gas, 7.375%, 3/1/14 .......       514,520
   500,000   Tennessee Valley Authority, 5.625%, 1/18/11 .........       539,677
                                                                     -----------
             TOTAL CORPORATE BONDS ...............................   $ 3,009,074
                                                                     -----------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 1.7% .......................      VALUE
--------------------------------------------------------------------------------
 1,302,408   FAM Treasury Obligations ............................   $ 1,302,408
                                                                     -----------

             TOTAL INVESTMENT SECURITIES - 99.0%
             (Cost $60,858,926) ..................................   $76,980,552

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% ........       766,288
                                                                     -----------

             NET ASSETS - 100.0% .................................   $77,746,840
                                                                     ===========

*  Non-income producing security.
See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 97.4%                                      VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 5.8%
     3,800   Bandag, Inc. ........................................   $   156,560
       910   Octel Corporation* ..................................        17,918
     8,200   Schnitzer Steel Industries, Inc. ....................       496,100
                                                                     -----------
                                                                         670,578
                                                                     -----------
             CONSUMER, CYCLICAL - 30.3%
     9,300   Aaron Rents, Inc. ...................................       187,209
     6,475   Banta Corporation ...................................       262,238
     7,600   Brown Shoe Company, Inc. ............................       288,268
    11,230   Central Garden & Pet Company* .......................       314,777
     6,675   Columbia Sportswear Company* ........................       363,787
     6,900   Corrections Corporation of America* .................       198,927
    21,000   Decoma International, Inc. ..........................       216,300
     1,180   Department 56, Inc.* ................................        15,458
    12,500   Handelman Company ...................................       256,625
     1,500   Johnson Outdoors, Inc.* .............................        22,505
    10,130   Landry's Restaurants, Inc. ..........................       260,544
     1,680   Nutraceutical International Corporation* ............        18,514
     1,390   Orleans Homebuilders, Inc.* .........................        39,379
     1,890   Perini Corporation* .................................        17,294
     6,700   Sharper Image Corporation* ..........................       218,755
     3,680   The Ryland Group, Inc. ..............................       326,194
    11,130   The Toro Company ....................................       516,431
                                                                     -----------
                                                                       3,523,205
                                                                     -----------
             CONSUMER, NON-CYCLICAL - 14.0%
       780   American Medical Security Group, Inc.* ..............        17,488
     1,480   Candela Corporation* ................................        26,906
     2,500   CCA Industries, Inc. ................................        20,875
       599   Del Laboratories, Inc.* .............................        14,963
     2,150   Dynamex, Inc.* ......................................        25,800
     3,580   Flanders Corporation* ...............................        23,556
    16,920   Helen of Troy Ltd.* .................................       391,698
     1,070   John B. Sanfilippo & Son, Inc.* .....................        54,613
     7,600   New England Business Service, Inc. ..................       224,200
     2,475   Res-Care, Inc.* .....................................        20,048
    12,825   Sanderson Farms, Inc. ...............................       516,847
    15,915   Sola International, Inc.* ...........................       299,202
                                                                     -----------
                                                                       1,636,196
                                                                     -----------
             ENERGY - 7.0%
     3,150   Brigham Exploration Company* ........................        25,291
     1,800   Giant Industries, Inc.* .............................        21,564
    15,618   Patina Oil & Gas Corporation ........................       765,126
                                                                     -----------
                                                                         811,981
                                                                     -----------
             FINANCIAL - 20.1%
     1,170   ACE Cash Express, Inc.* .............................        24,872
     3,780   Capital Title Group, Inc.* ..........................        16,292
     8,930   Capstead Mortage Corporation ........................       149,845
       980   Donegal Group, Inc. .................................        21,580
    16,730   FirstFed America Bancorp, Inc. ......................       435,482
    24,710   Flagstar Bancorp, Inc. ..............................       529,288

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 97.4% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             FINANCIAL - 20.1% (Continued)
     1,070   FPIC Insurance Group, Inc.* .........................   $    26,846
    11,420   Irwin Financial Corporation .........................       358,588
    12,800   Novastar Financial, Inc. ............................       549,888
     7,600   NYMAGIC, Inc. .......................................       208,392
     1,280   World Acceptance Corporation* .......................        25,485
                                                                     -----------
                                                                       2,346,558
                                                                     -----------
             INDUSTRIAL - 8.5%
     5,100   Briggs & Stratton Corporation .......................       343,740
       790   Cascade Corporation .................................        17,617
       920   Gundle/SLT Environmental, Inc.* .....................        19,099
    16,825   Lennox International, Inc. ..........................       280,978
     1,000   Middleby Corporation ................................        40,470
    29,000   OMI Corporation* ....................................       258,970
       820   Rofin-Sinar Technologies, Inc.* .....................        28,339
                                                                     -----------
                                                                         989,213
                                                                     -----------
             TECHNOLOGY - 7.8%
     1,230   Diodes, Inc.* .......................................        23,370
     1,210   ePlus, Inc.* ........................................        14,921
     6,900   Hutchinson Technology, Inc.* ........................       212,106
     3,100   Imergent, Inc.* .....................................        26,505
    10,130   John H. Harland Company .............................       276,548
     9,900   MTS Systems Corporation .............................       190,377
     2,800   Schick Technologies, Inc.* ..........................        20,720
     8,195   United Industrial Corporation .......................       147,920
                                                                     -----------
                                                                         912,467
                                                                     -----------
             UTILITIES - 3.9%
     9,800   Golden Telecom, Inc.* ...............................       271,950
       770   Green Mountain Power Corporation ....................        18,172
    14,700   TALK America Holdings, Inc.* ........................       169,344
                                                                     -----------
                                                                         459,466
                                                                     -----------

             TOTAL COMMON STOCKS .................................   $11,349,664
                                                                     -----------

================================================================================
   SHARES    SHORT TERM INVESTMENTS - 1.6%                              VALUE
--------------------------------------------------------------------------------
   184,000   FAM Treasury Obligations ............................   $   184,000
                                                                     -----------

             TOTAL INVESTMENT SECURITIES - 99.0%
             (Cost $7,631,403)....................................   $11,533,664
                                                                     -----------

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0% .......      112,473
                                                                     -----------

             NET ASSETS - 100.0% .................................   $11,646,137
                                                                     ===========

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 66.7%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 9.1%
    10,500   Methanex Corporation ................................   $   117,915
     4,000   Quanex Corporation ..................................       184,400
    11,000   Schnitzer Steel Industries, Inc. ....................       665,500
                                                                     -----------
                                                                         967,815
                                                                     -----------
             CONSUMER, CYCLICAL - 12.7%
     3,000   AutoZone, Inc.* .....................................       255,630
     6,300   Banta Corporation ...................................       255,150
     4,900   CBRL Group, Inc. ....................................       187,474
    10,000   Central Garden & Pet Company* .......................       280,300
    13,500   Jarden Corporation* .................................       369,090
                                                                     -----------
                                                                       1,347,644
                                                                     -----------
             CONSUMER, NON-CYCLICAL - 9.8%
     7,000   Fresh Del Monte Produce, Inc. .......................       166,810
    14,000   Helen of Troy Ltd.* .................................       324,100
    13,000   Humana, Inc.* .......................................       297,050
     3,800   Pharmaceutical Resources, Inc.* .....................       247,570
                                                                     -----------
                                                                       1,035,530
                                                                     -----------
             ENERGY - 5.7%
     3,948   Apache Corporation ..................................       320,183
     5,000   Devon Energy Corporation ............................       286,300
                                                                     -----------
                                                                         606,483
                                                                     -----------
             FINANCIAL - 14.2%
       100   Berkshire Hathaway, Inc. - Class B* .................       281,500
     6,530   RenaissanceRe Holdings, Ltd. ........................       320,297
    14,250   Rent-A-Center, Inc.* ................................       425,790
    17,400   Sierra Health Services, Inc.* .......................       477,630
                                                                     -----------
                                                                       1,505,217
                                                                     -----------
             INDUSTRIAL - 1.7%
     3,000   Ball Corporation ....................................       178,710
                                                                     -----------
             TECHNOLOGY - 11.4%
     7,500   AO VimpelCom - ADR* .................................       551,250
     7,500   Benchmark Electronics, Inc.* ........................       261,075
     3,800   Electronic Arts, Inc.* ..............................       181,564
     4,468   Moog, Inc. - Class A* ...............................       220,718
                                                                     -----------
                                                                       1,214,607
                                                                     -----------
             UTILITIES - 2.1%
    10,000   Edison International* ...............................       219,300
                                                                     -----------

             TOTAL COMMON STOCKS .................................   $ 7,075,306
                                                                     -----------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT & AGENCY BONDS - 24.0%                     VALUE
--------------------------------------------------------------------------------
$  650,000   U.S. Treasury Bills, 1/8/04                            $   649,877
   350,000   U.S. Treasury Bills, 1/15/04                               349,870
 1,000,000   U.S. Treasury Bills, 1/29/04                               999,323
   250,000   U.S. Treasury Bills, 6/17/04                               248,887
   300,000   U.S. Treasury Bills, 6/24/04                               298,563
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY BONDS                   $ 2,546,520
                                                                    -----------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 2.2%                              VALUE
--------------------------------------------------------------------------------
   234,880   FAM Treasury Obligations                               $   234,880
                                                                    -----------

             TOTAL INVESTMENT SECURITIES - 92.9%
             (Cost $7,147,197)                                      $ 9,856,706

             SEGREGATED CASH WITH BROKERS - 64.7%                     6,860,933

             SECURITIES SOLD SHORT -
                (56.8%) (Proceeds $5,032,354)                        (6,023,217)

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)             (84,323)
                                                                    -----------

             NET ASSETS - 100.0%                                    $10,610,099
                                                                    ===========

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS SOLD SHORT - 56.8%                           VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 3.1%
     5,000   Agnico-Eagle Mines Limited ..........................   $    60,350
     5,000   Great Lakes Chemical Corporation ....................       135,950
     1,600   Potash Corporation of Saskatchewan ..................       138,368
                                                                     -----------
                                                                         334,668
                                                                     -----------
             CONSUMER, CYCLICAL - 13.1%
     4,700   Four Seasons Hotels, Inc. ...........................       240,405
     5,050   Navistar International Corporation ..................       241,844
     9,000   Robert Half International, Inc. .....................       210,060
     9,000   Sotheby's Holdings, Inc. - Class A ..................       122,940
    13,300   Steelcase, Inc. .....................................       190,988
     5,000   Triarc Companies, Inc. ..............................        59,100
    10,000   Triarc Companies, Inc. - Class B ....................       107,800
    10,800   ValueVision Media, Inc. - Class A ...................       180,360
    11,200   Wilsons The Leather Experts, Inc. ...................        39,088
                                                                     -----------
                                                                       1,392,585
                                                                     -----------
             CONSUMER, NON-CYCLICAL - 15.6%
     6,000   Andrx Group .........................................       144,240
     5,000   Cabot Microelectronics Corporation ..................       245,000
    16,500   Cerus Corporation ...................................        74,910
    11,600   CV Therapeutics .....................................       170,056
     5,000   Eastman Chemical Company ............................       197,650
     5,000   Forest Laboratories, Inc. ...........................       309,000
     7,100   NPS Pharmaceuticals, Inc. ...........................       218,254
     7,000   Olin Corporation ....................................       140,420
     9,308   Vector Group Ltd. ...................................       151,911
                                                                     -----------
                                                                       1,651,441
                                                                     -----------
             ENERGY - 5.5%
     5,000   Diamond Offshore Drilling ...........................       102,550
     8,000   IDACORP, Inc. .......................................       239,360
    11,400   Input/Output, Inc. ..................................        51,414
    10,000   Pride International, Inc. ...........................       186,400
                                                                     -----------
                                                                         579,724
                                                                     -----------
             FINANCIAL - 7.8%
     4,750   Bank of New York Company, Inc. ......................       157,320
     5,000   Delaware First Financial Corporation ................       180,300
    12,100   Instinet Group, Inc. ................................        62,315
     3,000   Northern Trust Corporation ..........................       139,260
    10,000   Ohio Casualty Corporation ...........................       173,600
     3,000   Paychex, Inc. .......................................       111,600
                                                                     -----------
                                                                         824,395
                                                                     -----------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS SOLD SHORT - 56.8% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL - 3.4%
    15,000   Abitibi-Consolidated, Inc. ..........................   $   121,650
     2,400   Bowater, Inc. .......................................       111,144
    11,000   Vicor Corporation ...................................       125,510
                                                                     -----------
                                                                         358,304
                                                                     -----------
             TECHNOLOGY - 8.3%
     8,100   Brooks Automation, Inc. .............................       195,777
    16,800   Credence Systems Corporation ........................       221,088
    14,500   KEMET Corporation ...................................       198,505
    10,500   MatrixOne, Inc. .....................................        64,680
    15,000   Micron Technology, Inc. .............................       202,050
                                                                     -----------
                                                                         882,100
                                                                     -----------

             TOTAL COMMON STOCKS (Proceeds $5,032,354) ...........   $ 6,023,217
                                                                     -----------

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 97.2%                                      VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 5.3%
     5,900   Monsanto Company ....................................   $   169,802
     3,400   Newmont Mining Corporation ..........................       165,274
                                                                     -----------
                                                                         335,076
                                                                     -----------
             CONSUMER, CYCLICAL - 21.8%
     7,450   Coca-Cola Enterprises, Inc. .........................       162,932
     4,400   CVS Corporation .....................................       158,928
     4,600   Fox Entertainment Group - Class A* ..................       134,090
     2,755   Johnson Controls, Inc. ..............................       319,910
    10,215   Mattel, Inc. ........................................       196,843
     4,665   Sears, Roebuck & Company ............................       212,211
     7,900   The Gap, Inc. .......................................       183,359
                                                                     -----------
                                                                       1,368,273
                                                                     -----------
             CONSUMER, NON-CYCLICAL - 4.6%
     5,100   Bristol-Myers Squibb Company ........................       145,860
     6,400   Cendant Corporation* ................................       142,528
                                                                     -----------
                                                                         288,388
                                                                     -----------
             ENERGY - 9.2%
     3,820   Anadarko Petroleum Corporation ......................       194,858
     4,000   Exxon Mobil Corporation .............................       164,000
     6,515   Marathon Oil Corporation ............................       215,582
                                                                     -----------
                                                                         574,440
                                                                     -----------
             FINANCIAL - 21.5%
     1,900   Aetna, Inc. .........................................       128,402
     1,900   Bear Stearns Companies, Inc. ........................       151,905
     3,945   First Tennessee National Corporation ................       173,975
     3,900   JP Morgan Chase & Company ...........................       143,247
     3,100   National City Corporation ...........................       105,214
     5,895   Progressive Corporation .............................       492,763
     3,750   Washington Mutual, Inc. .............................       150,450
                                                                     -----------
                                                                       1,345,956
                                                                     -----------
             INDUSTRIAL - 5.3%
     2,325   Magna International, Inc. - Class A .................       186,116
     1,700   PACCAR, Inc. ........................................       144,704
                                                                     -----------
                                                                         330,820
                                                                     -----------
             TECHNOLOGY - 15.4%
     3,600   National Semiconductor Corporation* .................       141,876
     8,200   Nextel Communications - Class A* ....................       230,092
     1,850   SanDisk Corporation* ................................       113,109
     7,900   Seagate Technology ..................................       149,310
     3,455   United Technologies Corporation .....................       327,430
                                                                     -----------
                                                                         961,817
                                                                     -----------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS - 97.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             UTILITIES - 14.1%
     3,100   ALLTEL Corporation ..................................   $   144,398
     7,200   NiSource, Inc. ......................................       157,968
     4,075   PPL Corporation .....................................       178,281
     8,775   Southern Company ....................................       265,444
     3,985   Verizon Communications, Inc. ........................       139,794
                                                                     -----------
                                                                         885,885
                                                                     -----------

             TOTAL COMMON STOCKS .................................   $ 6,090,655
                                                                     -----------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 2.7%                              VALUE
--------------------------------------------------------------------------------
   168,956   FAM Treasury Obligations                                $   168,956
                                                                     -----------

             TOTAL INVESTMENT SECURITIES - 99.9%
             (Cost $5,170,408)                                       $ 6,259,611

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                  4,442
                                                                     -----------

             NET ASSETS - 100.0%                                     $ 6,264,053
                                                                     ===========

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (individually the "Fund," collectively the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

SECURITIES VALUATION

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FEDERAL INCOME TAXES

The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

--------------------------------------------------------------------------------
                                 THE GOLDEN RAINBOW        THE JAMES SMALL CAP
                                        FUND                      FUND
                              ------------------------   ----------------------
                                  2003         2002         2003        2002
--------------------------------------------------------------------------------
From ordinary income .......    1,318,738    1,888,471       68,743       8,354
From long-term capital gains    1,688,540    3,886,347           --          --
                              -----------  -----------   ----------  ----------
                              $ 3,007,278  $ 5,774,818   $   68,743   $   8,354
                              ===========  ===========   ==========  ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   THE JAMES MARKET          THE JAMES LARGE
                                     NEUTRAL FUND             CAP PLUS FUND
                              ------------------------   ----------------------
                                  2003         2002          2003       2002
--------------------------------------------------------------------------------
From ordinary income .......    $      --  $    38,843   $   27,940   $   8,001
From long-term capital gains           --           --           --          --
                              -----------  -----------   ----------  ----------
                                $      --  $    38,843   $   27,940   $   8,001
                              ===========  ===========   ==========  ==========
--------------------------------------------------------------------------------

The Golden Rainbow Fund, The James Small Cap Fund, and The James Large Cap Plus Fund hereby designate the highest percentage, as ultimately determined, of dividends declared from net investment income after December 31, 2002, as qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following information is computed on a tax basis for each item as of June 30, 2003:

----------------------------------------------------------------------------------------------------------
                                                 THE          THE JAMES       THE JAMES        THE JAMES
                                           GOLDEN RAINBOW     SMALL CAP     MARKET NEUTRAL     LARGE CAP
                                                FUND            FUND            FUND           PLUS FUND
----------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........    $ 58,059,932     $ 7,119,452     $ 11,808,691     $ 5,154,412
Gross unrealized appreciation ..........      11,633,979       2,441,548        1,670,136         578,258
Gross unrealized depreciation ..........        (935,118)       (366,476)      (1,038,999)       (357,656)
                                            ------------     -----------     ------------     -----------
Net unrealized appreciation/depreciation      10,698,861       2,075,071          631,137         220,602
                                            ============     ===========     ============     ===========
Post-October losses ....................      (2,398,589)        (34,474)        (750,046)       (211,369)
                                            ============     ===========     ============     ===========
Capital loss carryforward ..............        (625,428)       (485,489)         (82,513)     (3,535,498)
                                            ============     ===========     ============     ===========
Undistributed ordinary income ..........              --              --               --              --
                                            ============     ===========     ============     ===========
Undistributed long-term gains ..........              --              --               --              --
                                            ============     ===========     ============     ===========
    Accumulated earnings (deficit) .....    $  7,674,845     $ 1,555,108     $   (201,421)    $(3,526,265)
                                            ============     ===========     ============     ===========
----------------------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The capital loss carryforwards as of June 30, 2003 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                 AMOUNT          EXPIRATION DATE
--------------------------------------------------------------------------------
The Golden Rainbow ........................     $  625,428         June 30, 2011
The James Small Cap .......................     $  485,489         June 30, 2008
The James Market Neutral ..................     $   82,513         June 30, 2008
The James Large Cap Plus ..................     $  427,706         June 30, 2009
                                                $2,976,912         June 30, 2010
                                                $  130,880         June 30, 2011
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. SECURITIES TRANSACTIONS

Purchases and sales (including maturites) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the six months ended December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  PURCHASES             SALES
--------------------------------------------------------------------------------
The Golden Rainbow Fund ......................    $7,746,000          $1,672,031
--------------------------------------------------------------------------------

Purchases and sales (including maturites) of investments in other long-term securites for the six months ended December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                     PURCHASES           SALES
--------------------------------------------------------------------------------
The Golden Rainbow Fund .....................       $2,574,892        $7,501,918
The James Small Cap Fund ....................        2,358,619         2,021,366
The James Market Neutral Fund ...............                0           897,667
The James Large Cap Plus Fund ...............        1,835,812         1,697,664
--------------------------------------------------------------------------------

For the six months ended December 31, 2003, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $2,391,438 and $1,795,013, respectively, for The James Market Neutral Fund.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Large Cap Plus Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT

Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, based on each Fund's respective average daily net assets, subject to a mininum monthly fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, subject to a minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from The Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

PLAN OF DISTRIBUTION

Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is 0.25% of the average daily net assets of each respective Fund.

4. DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders the following ordinary dividends paid during the year ended December 31, 2003 qualify for the corporate dividends received deduction:

        The James Golden Rainbow Fund              40%
        The James Small Cap Fund                  100%
        The James Large Cap Plus Fund             100%

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

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

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

        INVESTMENT ADVISER           ===========================================
 James Investment Research, Inc.
            P.O. Box 8
        Alpha, Ohio 45301
       info@jamesfunds.com
                                                    -------------
                o                                       [LOGO]
                                                        JAMES
            CUSTODIAN                                 ADVANTAGE
            U.S. Bank                                   FUNDS
        425 Walnut Street                           -------------
      Cincinnati, Ohio 45202

                o

          TRANSFER AGENT              Advised by James Investment Research, Inc.
  Integrated Fund Services, Inc.                  www.jamesfunds.com
          P.O. Box 5354
   Cincinnati, Ohio 45201-5354

                o
                                                          o
       INDEPENDENT AUDITORS
      Deloitte & Touche LLP
         155 E. Broad St.
       Columbus, Ohio 43215                       December 31, 2003
                                                  Semi-Annual Report
                o                                    (Unaudited)

           DISTRIBUTOR
   IFS Fund Distributors, Inc.
      221 East Fourth Street
            Suite 300                                     o
      Cincinnati, Ohio 45202

                o

          LEGAL COUNSEL                       THE GOLDEN RAINBOW FUND
        Thompson Hine LLP
        312 Walnut Street                     THE JAMES SMALL CAP FUND
            14th Floor
      Cincinnati, Ohio 45202               THE JAMES MARKET NEUTRAL FUND

        www.jamesfunds.com                 THE JAMES LARGE CAP PLUS FUND


                  FORM IFS-163-0201  ===========================================

ITEM 2. CODE OF ETHICS.  Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 25, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 10(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
---------------------------
Barry R. James
President

Date:  February 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
---------------------------
Barry R. James
President

Date:  February 25, 2004

By (Signature and Title)

/s/ Thomas L. Mangan
---------------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  February 25, 2004